Contingent Liabilities - Additional Information (Detail) - Pilot trainees [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Guarantees provided on personal bank loans	¥ 562.0	¥ 696.0
Personal bank loans drawn under guarantees	143.0	181.0
Amount paid to banks due to default of payments	¥ 0.2	¥ 2.0